Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of Securities Measured at Fair Value on a Recurring Basis

Securities available for sale measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value	Level 1	Level 2	Level 3
At June 30, 2016:
Federal Home Loan Bank obligations	$5,024	—	5,024	—
U.S. Government enterprise and agency obligations	12,030	—	12,030	—
Mortgage-backed securities	49,231	—	49,231	—

Total	$66,285	—	66,285	—

	Fair Value	Level 1	Level 2	Level 3
At December 31, 2015:
Federal Home Loan Bank obligations	$15,074	—	15,074	—
U.S. Government enterprise and agency obligations	14,007	—	14,007	—
Mortgage-backed securities	36,863	—	36,863	—

Total	$65,944	—	65,944	—

Securities available for sale measured at fair value on a recurring basis at December 31, 2015 are summarized below (in thousands):

	Fair Value	Level 1	Level 2	Level 3
Federal Home Loan Bank obligations	15,074	—	15,074	—
U.S. Government enterprise and agency obligations	14,007	—	14,007	—
Mortgage-backed securities	36,863	—	36,863	—

Total	$65,944	—	65,944	—

Impaired Collateral-Dependent Loans and Other Real Estate Owned Measured at Fair Value on a Nonrecurring Basis

Impaired collateral-dependent loans are carried at fair value when the current collateral value is lower than the carrying value of the loan. Those impaired collateral-dependent loans which are measured at fair value on a nonrecurring basis, excluding purchased credit impaired loans are as follows (in thousands):

	At Period End				Total Losses	Losses Recorded During the Period
	Fair Value	Level 1	Level 2	Level 3
At June 30, 2016:
Commercial and Multifamily	$433	—	—	433	645	—
Commercial	446	—	—	446	72	—

Total	$879	—	—	879	717	—

At December 31, 2015:
Commercial and Multifamily	$450	—	—	450	645	—
Commercial	452	—	—	452	72	—

Total	$902	—	—	902	717	—

(continued)

Other real estate owned which is measured at fair value on a nonrecurring basis is summarized below (in thousands):

	At Period End				Total Losses	Losses Recorded During the Period
	Fair Value	Level 1	Level 2	Level 3
At June 30, 2016:
Other real estate owned	$52	—	—	52	—	—

At December 31, 2015:
Other real estate owned	$32	—	—	32	—	—

Other real estate owned which is measured at fair value on a nonrecurring basis is summarized below (in thousands):

	Fair Value	Level 1	Level 2	Level 3	Total Losses	Losses Recorded During the Year
At December 31, 2015:
Other real estate owned	$32	—	—	32	—	—

At December 31, 2014:
Other real estate owned	$41	—	—	41	—	—

Impaired collateral-dependent loans are carried at the lower of carrying value or fair value. Those impaired collateral-dependent loans which are measured at fair value or a nonrecurring basis are as follows (in thousands):

	Fair Value	Level 1	Level 2	Level 3	Total Losses	Losses Recorded During the Year
At December 31, 2015:
Commercial and Multifamily	450	—	—	450	645	—
Commercial	452	—	—	452	72	—

Total	$902	—	—	902	717	—

At December 31, 2014:
Commercial and Multifamily	504	—	—	504	645	—
Commercial	94	—	—	94	74	2

Total	$598	—	—	598	719	2

Acquired Assets, Assumed Liabilities and Stockholders' Equity Measured at Fair Value on a Nonrecurring Basis

Acquired assets, assumed liabilities and stockholders’ equity exchanged measured at fair value on an on recurring bases are as follows (in thousands):

	For the Year Ended December 31, 2015					Losses Recorded During the Year
	Fair Value	Level 1	Level 2	Level 3	Total Losses
Securities available for sale	$44,372	—	44,372	—	—	—

Loans, net of discount	$179,408	—	—	179,408	—	—

Premises and equipment	$8,727	—	—	8,727	—	—

Federal Home Loan Bank Stock	$1,540	—	—	1,540	—	—

Cash surrender value of bank owned life insurance	$4,585	—	—	4,585	—	—

Deferred income taxes	$2,095	—	—	2,095	—	—

Goodwill	$9,500	—	—	9,500	—	—

Core deposit intangible	$655	—	—	655	—	—

Accrued interest	$685	—	—	685	—	—

Other assets	$130	—	—	130	—	—

Deposits	$225,927	—	—	225,927	—	—

FHLB Advances	$31,480	—	—	31,480	—	—

Other borrowings	$3,285	—	—	3,285	—	—

Other liabilities	$729	—	—	729	—	—

Preferred Stock	$5,700	—	—	5,700	—	—